In-process research and development asset: (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 25, 2020 USD ($) shares	Mar. 25, 2020 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
In-process research and development asset
Carrying value			$ 50,100	$ 50,100
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)			$ 47,749
IPR&D asset
In-process research and development asset
Carrying value				$ 50,100
IPR&D asset | adMare
In-process research and development asset
Cash consideration	$ 352	$ 500
Total consideration paid	48,284
Transaction cost in relation to acquisition	183
Transaction cost in relation to share issuance	$ 301
In process research and development assets and intellectual property assets | adMare | Own shares held
In-process research and development asset
Number of common shares issued from treasury | shares	4,770,000	4,770,000
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)	$ 47,749